Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS RREEF MLP & Energy Infrastructure Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	C	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	1.00	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	C	INST	S
Management fee1	0.80	0.80	0.80	0.80
Distribution/service (12b-1) fees	0.24	0.99	None	None
Current Income Tax Expense	0.05	0.05	0.05	0.05
Deferred Income Tax Expense (Benefit)2	0.00	0.00	0.00	0.00
Other expenses	4.23	4.19	4.07	4.18
Total other expenses	4.28	4.24	4.12	4.23
Total annual fund operating expenses	5.32	6.03	4.92	5.03
Fee waiver/expense reimbursement	4.42	4.38	4.27	4.28
Total annual fund operating expenses after fee waiver/expense reimbursement	0.90	1.65	0.65	0.75

[1] "Management fee" is restated to reflect the fund's new management fee rate effective December 1, 2018.

[2] Unlike a traditional mutual fund, the fund is taxable as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. This means the fund generally will be subject to U.S. federal income tax on its taxable income at the rate applicable to corporations and state and local income taxes by reason of its investments in master limited partnerships (MLPs) and other investments. The fund generally accrues a deferred income tax liability for future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the fund on interests of MLPs considered to be return of capital and for any net operating gains. The fund may also accrue a deferred tax asset, which reflects an estimate of the fund's future tax benefit associated with net operating losses and unrealized losses. To the extent the fund has a deferred tax asset, a valuation allowance may offset some or all of the asset. These calculations are subject to numerous estimates and assumptions, which may be modified as new information becomes available. Estimates of the fund's deferred tax liabilities and/or deferred tax assets directly affect the fund's net asset value (NAV) and may vary significantly from the fund's actual tax liabilities or assets. Such estimates may also vary significantly over time depending on the nature of the fund's investments, the performance of those investments and general market conditions. Therefore, any estimates of deferred tax liabilities and/or deferred tax assets cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2017, the fund had a deferred tax asset of $361,752 that was completely offset by a full valuation allowance.

Effective December 1, 2018, the Advisor has contractually agreed through September 30, 2020 to waive 0.20% of the fund's management fee. In addition, effective December 1, 2018 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, dividend expenses on short sales and acquired fund fees and expenses) at ratios no higher than 0.85%, 1.60%, 0.60% and 0.70% for Class A, Class C, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	C	INST	S
1	$662	$268	$66	$77
3	1,702	1,401	1,094	1,125
5	2,736	2,610	2,123	2,173
10	5,292	5,523	4,704	4,790

You would pay the following expenses if you did not redeem your shares:

Years	A	C	INST	S
1	$662	$168	$66	$77
3	1,702	1,401	1,094	1,125
5	2,736	2,610	2,123	2,173
10	5,292	5,523	4,704	4,790

The following disclosure is added under the "MAIN RISKS" section of the summary section of the fund's prospectus.

Distribution policy risk. The fund's distribution policy, effective December 1, 2018, is intended to provide shareholders with a distribution rate similar to what they would receive if they owned the MLPs directly. Under the policy, the fund generally pays out distributions that over time approximate the fund's distributable cash flow. Distributable cash flow is the amount received by the fund as cash or in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the fund and other payments received on securities owned by the fund. The amount of such distributions is determined prior to deducting the fund's expenses and taxes. If the fund's expenses and taxes were deducted, distributions to shareholders would be lower. Portfolio management seeks to pay the fund's expenses and taxes from the capital appreciation of the fund's assets, which may itself result in additional tax expense to the fund, and from new investments in the fund. There is no guarantee, however, that the appreciation of the fund's assets and net new investments in the fund will be sufficient to cover such expenses and taxes. There is also the risk that a decline in the financial markets, particularly the energy and related industry markets, could reduce the value of the fund's assets. To the extent the capital appreciation of the fund's assets and net new investments in the fund do not exceed the fund's expenses and taxes, the fund's assets will decline. A decline in the fund's assets may result in an increase in the fund's expense ratio and will reduce the fund's NAV.

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" section of the summary section and "FUND DETAILS" section of the fund's prospectus.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could result in the fund's recognition of gains (or losses) that will increase (or decrease) the fund's tax liability. In order to generate cash to pay such taxes, the fund may dispose of some of its portfolio securities, which may itself result in additional tax expense to the fund. In addition, high portfolio turnover may increase the fund's current and accumulated earnings and profits, resulting in a greater portion of the fund's distributions being treated as taxable dividends for federal income tax purposes.

DWS RREEF MLP and Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS RREEF MLP & Energy Infrastructure Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	C	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	1.00	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	C	INST	S
Management fee1	0.80	0.80	0.80	0.80
Distribution/service (12b-1) fees	0.24	0.99	None	None
Current Income Tax Expense	0.05	0.05	0.05	0.05
Deferred Income Tax Expense (Benefit)2	0.00	0.00	0.00	0.00
Other expenses	4.23	4.19	4.07	4.18
Total other expenses	4.28	4.24	4.12	4.23
Total annual fund operating expenses	5.32	6.03	4.92	5.03
Fee waiver/expense reimbursement	4.42	4.38	4.27	4.28
Total annual fund operating expenses after fee waiver/expense reimbursement	0.90	1.65	0.65	0.75

[1] "Management fee" is restated to reflect the fund's new management fee rate effective December 1, 2018.

[2] Unlike a traditional mutual fund, the fund is taxable as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. This means the fund generally will be subject to U.S. federal income tax on its taxable income at the rate applicable to corporations and state and local income taxes by reason of its investments in master limited partnerships (MLPs) and other investments. The fund generally accrues a deferred income tax liability for future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the fund on interests of MLPs considered to be return of capital and for any net operating gains. The fund may also accrue a deferred tax asset, which reflects an estimate of the fund's future tax benefit associated with net operating losses and unrealized losses. To the extent the fund has a deferred tax asset, a valuation allowance may offset some or all of the asset. These calculations are subject to numerous estimates and assumptions, which may be modified as new information becomes available. Estimates of the fund's deferred tax liabilities and/or deferred tax assets directly affect the fund's net asset value (NAV) and may vary significantly from the fund's actual tax liabilities or assets. Such estimates may also vary significantly over time depending on the nature of the fund's investments, the performance of those investments and general market conditions. Therefore, any estimates of deferred tax liabilities and/or deferred tax assets cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2017, the fund had a deferred tax asset of $361,752 that was completely offset by a full valuation allowance.

Effective December 1, 2018, the Advisor has contractually agreed through September 30, 2020 to waive 0.20% of the fund's management fee. In addition, effective December 1, 2018 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, dividend expenses on short sales and acquired fund fees and expenses) at ratios no higher than 0.85%, 1.60%, 0.60% and 0.70% for Class A, Class C, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	C	INST	S
1	$662	$268	$66	$77
3	1,702	1,401	1,094	1,125
5	2,736	2,610	2,123	2,173
10	5,292	5,523	4,704	4,790

You would pay the following expenses if you did not redeem your shares:

Years	A	C	INST	S
1	$662	$168	$66	$77
3	1,702	1,401	1,094	1,125
5	2,736	2,610	2,123	2,173
10	5,292	5,523	4,704	4,790

The following disclosure is added under the "MAIN RISKS" section of the summary section of the fund's prospectus.

Distribution policy risk. The fund's distribution policy, effective December 1, 2018, is intended to provide shareholders with a distribution rate similar to what they would receive if they owned the MLPs directly. Under the policy, the fund generally pays out distributions that over time approximate the fund's distributable cash flow. Distributable cash flow is the amount received by the fund as cash or in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the fund and other payments received on securities owned by the fund. The amount of such distributions is determined prior to deducting the fund's expenses and taxes. If the fund's expenses and taxes were deducted, distributions to shareholders would be lower. Portfolio management seeks to pay the fund's expenses and taxes from the capital appreciation of the fund's assets, which may itself result in additional tax expense to the fund, and from new investments in the fund. There is no guarantee, however, that the appreciation of the fund's assets and net new investments in the fund will be sufficient to cover such expenses and taxes. There is also the risk that a decline in the financial markets, particularly the energy and related industry markets, could reduce the value of the fund's assets. To the extent the capital appreciation of the fund's assets and net new investments in the fund do not exceed the fund's expenses and taxes, the fund's assets will decline. A decline in the fund's assets may result in an increase in the fund's expense ratio and will reduce the fund's NAV.

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" section of the summary section and "FUND DETAILS" section of the fund's prospectus.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could result in the fund's recognition of gains (or losses) that will increase (or decrease) the fund's tax liability. In order to generate cash to pay such taxes, the fund may dispose of some of its portfolio securities, which may itself result in additional tax expense to the fund. In addition, high portfolio turnover may increase the fund's current and accumulated earnings and profits, resulting in a greater portion of the fund's distributions being treated as taxable dividends for federal income tax purposes.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br />(expenses that you pay each year as a % of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Effective December 1, 2018, the Advisor has contractually agreed through September 30, 2020 to waive 0.20% of the fund's management fee. In addition, effective December 1, 2018 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, dividend expenses on short sales and acquired fund fees and expenses) at ratios no higher than 0.85%, 1.60%, 0.60% and 0.70% for Class A, Class C, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	 <sup>1 </sup> "Management fee" is restated to reflect the fund's new management fee rate effective December 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Distribution policy risk. The fund's distribution policy, effective December 1, 2018, is intended to provide shareholders with a distribution rate similar to what they would receive if they owned the MLPs directly. Under the policy, the fund generally pays out distributions that over time approximate the fund's distributable cash flow. Distributable cash flow is the amount received by the fund as cash or in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the fund and other payments received on securities owned by the fund. The amount of such distributions is determined prior to deducting the fund's expenses and taxes. If the fund's expenses and taxes were deducted, distributions to shareholders would be lower. Portfolio management seeks to pay the fund's expenses and taxes from the capital appreciation of the fund's assets, which may itself result in additional tax expense to the fund, and from new investments in the fund. There is no guarantee, however, that the appreciation of the fund's assets and net new investments in the fund will be sufficient to cover such expenses and taxes. There is also the risk that a decline in the financial markets, particularly the energy and related industry markets, could reduce the value of the fund's assets. To the extent the capital appreciation of the fund's assets and net new investments in the fund do not exceed the fund's expenses and taxes, the fund's assets will decline. A decline in the fund's assets may result in an increase in the fund's expense ratio and will reduce the fund's NAV.

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" section of the summary section and "FUND DETAILS" section of the fund's prospectus.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could result in the fund's recognition of gains (or losses) that will increase (or decrease) the fund's tax liability. In order to generate cash to pay such taxes, the fund may dispose of some of its portfolio securities, which may itself result in additional tax expense to the fund. In addition, high portfolio turnover may increase the fund's current and accumulated earnings and profits, resulting in a greater portion of the fund's distributions being treated as taxable dividends for federal income tax purposes.

DWS RREEF MLP and Energy Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.05%
Deferred Income Tax Expense (Benefit)	rr_Component2OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component3OtherExpensesOverAssets	4.23%
Total other expenses	rr_OtherExpensesOverAssets	4.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.32%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.42%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 662
3 Years	rr_ExpenseExampleYear03	1,702
5 Years	rr_ExpenseExampleYear05	2,736
10 Years	rr_ExpenseExampleYear10	5,292
1 Year	rr_ExpenseExampleNoRedemptionYear01	662
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,702
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,736
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,292
DWS RREEF MLP and Energy Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.05%
Deferred Income Tax Expense (Benefit)	rr_Component2OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component3OtherExpensesOverAssets	4.19%
Total other expenses	rr_OtherExpensesOverAssets	4.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.03%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.38%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	$ 268
3 Years	rr_ExpenseExampleYear03	1,401
5 Years	rr_ExpenseExampleYear05	2,610
10 Years	rr_ExpenseExampleYear10	5,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,401
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,610
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,523
DWS RREEF MLP and Energy Infrastructure Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.05%
Deferred Income Tax Expense (Benefit)	rr_Component2OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component3OtherExpensesOverAssets	4.07%
Total other expenses	rr_OtherExpensesOverAssets	4.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.92%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.27%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	1,094
5 Years	rr_ExpenseExampleYear05	2,123
10 Years	rr_ExpenseExampleYear10	4,704
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,094
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,123
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,704
DWS RREEF MLP and Energy Infrastructure Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.05%
Deferred Income Tax Expense (Benefit)	rr_Component2OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component3OtherExpensesOverAssets	4.18%
Total other expenses	rr_OtherExpensesOverAssets	4.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.03%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.28%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	1,125
5 Years	rr_ExpenseExampleYear05	2,173
10 Years	rr_ExpenseExampleYear10	4,790
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,125
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,173
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,790

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective December 1, 2018.
[2]	Unlike a traditional mutual fund, the fund is taxable as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. This means the fund generally will be subject to U.S. federal income tax on its taxable income at the rate applicable to corporations and state and local income taxes by reason of its investments in master limited partnerships (MLPs) and other investments. The fund generally accrues a deferred income tax liability for future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the fund on interests of MLPs considered to be return of capital and for any net operating gains. The fund may also accrue a deferred tax asset, which reflects an estimate of the fund's future tax benefit associated with net operating losses and unrealized losses. To the extent the fund has a deferred tax asset, a valuation allowance may offset some or all of the asset. These calculations are subject to numerous estimates and assumptions, which may be modified as new information becomes available. Estimates of the fund's deferred tax liabilities and/or deferred tax assets directly affect the fund's net asset value (NAV) and may vary significantly from the fund's actual tax liabilities or assets. Such estimates may also vary significantly over time depending on the nature of the fund's investments, the performance of those investments and general market conditions. Therefore, any estimates of deferred tax liabilities and/or deferred tax assets cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2017, the fund had a deferred tax asset of $361,752 that was completely offset by a full valuation allowance.